Income Taxes - Components of Deferred Income Tax Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred income tax assets:
Accrued liabilities	$ 38.0	$ 37.8
Equity compensation	7.3	7.0
Loss and tax credit carry forwards	216.0	278.9
Foreign Currency	27.6	23.2
Pension	38.5	14.3
Property-related	25.9	15.2
Intangibles	15.9	3.0
Other	8.3	6.7
OCI	27.0	14.3
Total deferred income tax assets	404.5	400.4
Valuation Allowance	(250.7)	(265.6)
Net deferred income tax assets	153.8	134.8
Deferred income tax liabilities:
Accrued Liabilities	(2.5)	(2.1)
Equity Compensation	0.1
Foreign Currency	(1.2)	(0.5)
Property-related	(30.0)	(17.1)
Goodwill and other intangibles	(187.0)	(155.0)
Other	(0.9)	(0.8)
OCI		(17.9)
Total deferred income tax liabilities	(221.5)	(193.4)
Net deferred income tax liabilities	$ (67.7)	$ (58.6)